Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2018
Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	0.00%
Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated residual value	0.00%
Building [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life (Years)	20 years
Building [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life (Years)	36 years
Furniture and Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life (Years)	3 years
Estimated residual value	0.00%
Furniture and Fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	3.00%
Motor vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	0.00%
Motor vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life (Years)	10 years
Estimated residual value	3.00%